Statements of Shareholders' Deficit (USD $)	Common Shares [Member]	Preferred Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Sep. 30, 2011	$ 907	$ 2,000	$ 1,378,337	$ (2,811,004)	$ (1,429,760)
Balance, shares at Sep. 30, 2011	906,724	2,000,000
Common stock issued in connection with debt conversions	1,859		398,697		400,556
Common stock issued in connection with debt conversions, shares	1,859,271
Common stock issued to employees and officers	150		119,850		120,000
Common stock issued to employees and officers, shares	150,000
Common stock issued to acquire software products
Common stock issued to vendors for settlement of accounts payable	20		7,680		7,700
Common stock issued to vendors for settlement of accounts payable, shares	20,000
Common stock issued for cash	1,928		188,573		190,501
Common stock issued for cash, shares	1,927,500
Accrued salaries forgiven- former officer			395,950		395,950
Net loss				(776,490)	(776,490)
Balance at Sep. 30, 2012	4,864	2,000	2,489,087	(3,587,494)	(1,091,543)
Balance, shares at Sep. 30, 2012	4,863,495	2,000,000
Common stock issued in connection with debt conversions	1,621		55,108		56,729
Common stock issued in connection with debt conversions, shares	1,621,500
Common stock issued to employees and officers	13,100		55,200		68,300
Common stock issued to employees and officers, shares	13,100,000
Common stock issued to acquire software products	4,286		92,743		97,029
Common stock issued to acquire software products, shares	4,285,714
Common stock issued to vendors for settlement of accounts payable
Common stock issued for cash	1,150		16,350		17,500
Common stock issued for cash, shares	1,150,000
Fractional shares cancelled due to reverse stock split	(5)
Accrued salaries forgiven- former officer			24,552		24,552
Net loss				(185,655)	(185,655)
Balance at Sep. 30, 2013	$ 25,021	$ 2,000	$ 2,733,040	$ (3,773,149)	$ (1,013,088)
Balance, shares at Sep. 30, 2013	25,020,704	2,000,000